Equity (Relinquishments of Incentive Distribution Rights) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Member] | Currently Effective IDRs [Member]
Relinquishment of Incentive Distributions	$ 33	$ 128	$ 138	$ 626